Compensation Plans - Summary of Assumptions used in Black-Scholes Option-Pricing Model to Determine Fair Value of Stock Options Granted (Detail) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Zapata Computing, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share of underlying common stock		$ 3.71	$ 5.75
Risk-free interest rate | Minimum		4.19%	1.61%
Risk-free interest rate | Maximum		4.23%	2.95%
Expected volatility | Minimum		48.99%	47.94%
Expected volatility | Maximum		49.59%	49.25%
Expected dividend yield		0.00%	0.00%
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate | Minimum	4.42%
Risk-free interest rate | Maximum	4.50%
Expected term (in years)	6 years 29 days
Expected volatility	60.00%
Expected dividend yield	0.00%
Maximum [Member] | Zapata Computing, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)		6 years 7 days	6 years 29 days
Maximum [Member] | Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share of underlying common stock	$ 1.23
Minimum [Member] | Zapata Computing, Inc. [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (in years)		5 years 3 months 21 days	5 years 8 months 26 days
Minimum [Member] | Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value per share of underlying common stock	$ 0.84